Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents	$ 28,836	$ 1,287	$ 3,189	$ 3,375
Current derivative assets	248
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		22,622
Long-term debt, current and non-current	349,977	347,850
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	248
Financial liabilities:
Current derivative liabilities
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		22,622
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	28,836	1,287
Restricted cash	458	830
Financial liabilities:
Long-term debt, current and non-current	349,977	347,850
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	248
Financial liabilities:
Current derivative liabilities
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		22,622
Fair Value [Member]
Financial assets:
Cash and cash equivalents	28,836	1,287
Restricted cash	458	830
Financial liabilities:
Long-term debt, current and non-current	350,999	342,655
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	248
Financial liabilities:
Current derivative liabilities
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		$ 22,622